Related party transactions (Tables)	12 Months Ended
Dec. 31, 2017
Schedule of Related Party Transactions [Table Text Block]
Amounts due from affiliates

	As of
	December 31,
(in thousands of U.S. dollars)	2017	2016
Amounts due from affiliates	$4,286	$4,237

Amounts, loans and promissory note due to owners and affiliates

	As of December 31,
(in thousands of U.S. dollars)	2017	2016
Amounts due to owners and affiliates	$1,417	$1,374

Revolving credit and seller’s credit due to owners and affiliates

	As of
	December 31,
(in thousands of U.S. dollars)	2017	2016
Revolving credit facility	$51,832	$8,622
Seller’s credit note	—	34,383
Revolving credit and seller’s credit due to owners and affiliates	$51,832	$43,005

Hoegh LNG and Subsidiaries [Member]
Schedule of Related Party Transactions [Table Text Block]
Amounts included in the consolidated statements of income for the years ended December 31, 2017, 2016 and 2015 or capitalized in the consolidated balance sheets as of December 31, 2017 and 2016 are as follows:

Statement of income:	Year ended December 31,
(in thousands of U.S. dollars)	2017	2016	2015
Revenues
Time charter revenue Höegh Gallant (1)	$46,382	47,741	$12,575
Time charter and construction contract revenues indemnified by/refunded to Höegh LNG (2)	(2,496)	—	—
Operating expenses
Vessel operating expenses (3)	(21,124)	(13,416)	(6,505)
Hours, travel expense and overhead (4) and Board of Directors' fees (5)	(3,284)	(3,174)	(2,002)
Financial (income) expense
Interest income from joint ventures and demand note (6)	370	827	7,568
Interest expense and commitment fees to Höegh LNG (7)	(3,934)	(5,071)	(2,151)
Total	$15,914	26,907	$9,485

	As of
Balance sheet	December 31,
(in thousands of U.S. dollars)	2017	2016
Equity
Cash contribution from Höegh LNG (8)	$2,075	$3,843
Cash distribution to Höegh LNG (8)	(1,534)	—
Issuance of units for Board of Directors' fees (5)	189	189
Other and contribution from owner (9)	632	426
Total	$1,362	$4,458

1)	Time charter revenue Höegh Gallant: A subsidiary of Höegh LNG, EgyptCo, leases the Höegh Gallant.
2)	Time charter revenues indemnified by/ refunded to Höegh LNG: As described under “Indemnifications” below, the Partnership refunded to Höegh LNG certain previous indemnification payments in 2017.
3)	Vessel operating expenses: Subsidiaries of Höegh LNG provides ship management of vessels, including crews and the provision of all other services and supplies.
4)
Hours, travel expenses and overhead: Subsidiaries of Höegh LNG provide management, accounting, bookkeeping and administrative support under administrative service agreements. These services are charges based upon the actual hours incurred for each individual as registered in the time-write system based on a rate which includes a provision for overhead and any associated travel expenses.

5)
Board of Directors’ fees: Effective May 22, 2017 and June 3, 2016, a total of 9,805 and 10,650 common units, respectively, of the Partnership were awarded to non-employee directors as compensation of $189 and $189, respectively, for part of directors’ fees under the Höegh LNG Partners LP Long Term Incentive Plan. The awards were recorded as administrative expense and as an issuance of common units. Common units are recorded when issued.

6)
Interest income from joint ventures and demand note: The Partnership and its joint venture partners have provided subordinated financing to the joint ventures as shareholder loans. Interest income for the Partnership’s shareholder loans to the joint ventures is recorded as interest income. For the year ended December 31, 2015, interest income also included interest on the $140 million demand note due from Höegh LNG until it was cancelled as part of the acquisition price of the Höegh Gallant as of October 1, 2015.

7)
Interest expense and commitment fees to Höegh LNG and affiliates: Höegh LNG and its affiliates provided an $85 million revolving credit facility for general partnership purposes which incurs a commitment fee on the undrawn balance and interest expense on the drawn balance and a seller’s credit to finance part of the Höegh Gallant acquisition which incurred interest expense until it was repaid in October 2017.

8)
Cash contribution from/ distribution to Höegh LNG: As described under “Indemnifications” below, Höegh LNG made indemnification payments to the Partnership or received refunds of indemnification from the Partnership which were recorded as contributions or distributions to equity.

9)
Other and contribution from owner: Höegh LNG granted share-based incentives to certain key employees whose services are invoiced to the Partnership. Related expenses are recorded as administrative expenses and as a contribution from owner since the Partnership is not invoiced for this employee benefit. Effective June 3, 2016, the Partnership granted the Chief Executive Officer and Chief Financial Officer, 21,500 phantom units in the Partnership. Related expenses are recorded as an administrative expense and as increase in equity.